UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-00005

LORD ABBETT AFFILIATED FUND, INC.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

Brooke A. Fapohunda, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 10/31

Date of reporting period: 1/31/2015

Item 1:	Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT AFFILIATED FUND, INC. January 31, 2015

Investments	Shares	Fair Value (000)
COMMON STOCKS 99.59%

Aerospace & Defense 4.84%

Exelis, Inc.	738,800	$12,641
General Dynamics Corp.	431,700	57,507
Honeywell International, Inc.	194,800	19,044
Lockheed Martin Corp.	273,700	51,557
Raytheon Co.	694,700	69,505
Rockwell Collins, Inc.	150,800	12,911
United Technologies Corp.	932,500	107,032
Total		330,197

Air Freight & Logistics 0.43%

United Parcel Service, Inc. Class B	293,500	29,009

Auto Components 1.19%

Johnson Controls, Inc.	1,747,100	81,188

Automobiles 1.95%

Ford Motor Co.	9,026,600	132,781

Banks 7.69%

BB&T Corp.	1,428,549	50,414
Fifth Third Bancorp	4,042,670	69,938
JPMorgan Chase & Co.	4,171,042	226,821
PNC Financial Services Group, Inc. (The)	128,000	10,821
U.S. Bancorp	873,300	36,600
Wells Fargo & Co.	2,501,285	129,867
Total		524,461

Beverages 0.70%

Coca-Cola Co. (The)	585,500	24,105
Dr. Pepper Snapple Group, Inc.	91,000	7,031
PepsiCo, Inc.	175,900	16,496
Total		47,632

Capital Markets 1.77%

Ameriprise Financial, Inc.	495,100	61,858
Invesco Ltd.	1,598,700	58,720
Total		120,578

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT AFFILIATED FUND, INC. January 31, 2015

Investments	Shares	Fair Value (000)
Chemicals 1.49%

Celanese Corp. Series A	168,700	$9,069
CF Industries Holdings, Inc.	36,900	11,269
Huntsman Corp.	1,276,107	28,023
LyondellBasell Industries NV Class A	676,200	53,481
Total		101,842

Commercial Services & Supplies 0.22%

R.R. Donnelley & Sons Co.	912,000	15,021

Communications Equipment 2.20%

Cisco Systems, Inc.	5,678,700	149,719

Diversified Consumer Services 0.26%

H&R Block, Inc.	526,700	18,055

Diversified Financial Services 0.10%

CME Group, Inc.	81,700	6,969

Diversified Telecommunication Services 4.00%

AT&T, Inc.	4,365,249	143,704
Verizon Communications, Inc.	2,829,051	129,316
Total		273,020

Electric: Utilities 4.28%

Duke Energy Corp.	1,013,739	88,337
Edison International	156,600	10,672
Entergy Corp.	825,084	72,203
Great Plains Energy, Inc.	449,700	13,298
ITC Holdings Corp.	239,100	10,171
PPL Corp.	914,500	32,465
Westar Energy, Inc.	487,500	20,826
Xcel Energy, Inc.	1,161,200	43,580
Total		291,552

Electrical Equipment 0.13%

Emerson Electric Co.	155,600	8,860

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT AFFILIATED FUND, INC. January 31, 2015

Investments	Shares	Fair Value (000)
Energy Equipment & Services 0.99%

Atwood Oceanics, Inc.	374,800	$10,712
National Oilwell Varco, Inc.	912,100	49,645
Tidewater, Inc.	237,700	6,955
Total		67,312

Food & Staples Retailing 3.08%

Sysco Corp.	1,355,500	53,095
Wal-Mart Stores, Inc.	1,850,800	157,281
Total		210,376

Food Products 1.92%

Bunge Ltd.	489,900	43,861
ConAgra Foods, Inc.	1,806,600	64,008
Ingredion, Inc.	287,600	23,192
Total		131,061

Health Care Equipment & Supplies 1.81%

Baxter International, Inc.	1,384,494	97,344
Medtronic plc (Ireland)(a)	240,800	17,193
St. Jude Medical, Inc.	138,400	9,116
Total		123,653

Health Care Providers & Services 0.12%

Anthem, Inc.	59,200	7,990

Hotels, Restaurants & Leisure 0.33%

McDonald’s Corp.	240,400	22,223

Household Durables 1.17%

Whirlpool Corp.	401,000	79,831

Household Products 2.10%

Kimberly-Clark Corp.	427,929	46,199
Procter & Gamble Co. (The)	1,150,500	96,976
Total		143,175

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT AFFILIATED FUND, INC. January 31, 2015

Investments	Shares	Fair Value (000)
Industrial Conglomerates 0.46%

3M Co.	192,600	$31,259

Information Technology Services 1.91%

Accenture plc Class A (Ireland)(a)	185,200	15,562
Fidelity National Information Services, Inc.	280,500	17,512
International Business Machines Corp.	561,350	86,060
Xerox Corp.	869,900	11,457
Total		130,591

Insurance 6.51%

ACE Ltd. (Switzerland)(a)	702,200	75,809
Allstate Corp. (The)	1,372,400	95,780
Everest Re Group Ltd.	170,300	29,186
Hartford Financial Services Group, Inc. (The)	576,800	22,437
Prudential Financial, Inc.	1,263,400	95,867
Reinsurance Group of America, Inc.	204,200	16,910
Travelers Cos., Inc. (The)	551,800	56,736
Validus Holdings Ltd.	405,000	16,058
XL Group plc (Ireland)(a)	1,015,300	35,018
Total		443,801

Leisure Product 0.12%

Hasbro, Inc.	145,100	7,969

Machinery 3.14%

Caterpillar, Inc.	1,814,200	145,082
Cummins, Inc.	336,000	46,858
Stanley Black & Decker, Inc.	102,900	9,637
Timken Co. (The)	339,100	12,889
Total		214,466

Media 1.00%

Comcast Corp. Class A	1,278,600	67,951

Metals & Mining 1.45%

Freeport-McMoRan, Inc.	4,062,300	68,287
Steel Dynamics, Inc.	1,806,900	30,790
Total		99,077

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT AFFILIATED FUND, INC. January 31, 2015

Investments	Shares	Fair Value (000)
Multi-Line Retail 0.85%

Kohl’s Corp.	975,986	$58,286

Multi-Utilities 2.02%

Ameren Corp.	164,000	7,426
CMS Energy Corp.	655,600	24,736
PG&E Corp.	282,700	16,625
SCANA Corp.	313,500	19,992
Sempra Energy	616,000	68,943
Total		137,722

Oil, Gas & Consumable Fuels 9.36%

Chevron Corp.	2,587,932	265,341
ConocoPhillips	1,591,100	100,207
Exxon Mobil Corp.	277,700	24,277
Marathon Petroleum Corp.	308,900	28,601
Occidental Petroleum Corp.	564,684	45,175
ONEOK, Inc.	460,800	20,289
Spectra Energy Corp.	357,900	11,968
Valero Energy Corp.	2,688,350	142,160
Total		638,018

Paper & Forest Products 1.18%

Domtar Corp. (Canada)(a)	588,700	22,547
International Paper Co.	1,096,200	57,726
Total		80,273

Personal Products 0.25%

Herbalife Ltd.	567,748	17,305

Pharmaceuticals 9.73%

Bristol-Myers Squibb Co.	2,148,121	129,467
Eli Lilly & Co.	2,059,500	148,284
Johnson & Johnson	1,023,200	102,463
Merck & Co., Inc.	235,100	14,172
Pfizer, Inc.	8,615,300	269,228
Total		663,614

Professional Services 0.98%

Nielsen NV	1,527,200	66,525

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT AFFILIATED FUND, INC. January 31, 2015

Investments	Shares	Fair Value (000)
Real Estate Investment Trusts 5.13%

Alexandria Real Estate Equities, Inc.	188,300	$18,363
American Capital Agency Corp.	323,500	6,971
Annaly Capital Management, Inc.	711,700	7,516
AvalonBay Communities, Inc.	204,700	35,411
BioMed Realty Trust, Inc.	531,200	12,988
Brandywine Realty Trust	441,100	7,327
Camden Property Trust	110,600	8,522
DDR Corp.	1,555,100	30,480
Duke Realty Corp.	698,200	15,242
Gaming and Leisure Properties, Inc.	295,800	9,652
General Growth Properties, Inc.	1,193,900	36,032
Health Care REIT, Inc.	278,300	22,807
Home Properties, Inc.	110,200	7,769
Macerich Co. (The)	85,100	7,319
Post Properties, Inc.	148,600	9,027
Prologis, Inc.	733,900	33,128
Retail Properties of America, Inc. Class A	535,300	9,470
SL Green Realty Corp.	188,800	23,789
Starwood Property Trust, Inc.	383,300	9,172
Vornado Realty Trust	270,100	29,830
Weingarten Realty Investors	233,200	8,740
Total		349,555

Road & Rail 1.27%

Union Pacific Corp.	736,200	86,290

Semiconductors & Semiconductor Equipment 3.25%

Avago Technologies Ltd. (Singapore)(a)	692,000	71,193
Intel Corp.	4,121,000	136,158
KLA-Tencor Corp.	231,800	14,248
Total		221,599

Software 1.14%

CA, Inc.	369,400	11,193
Microsoft Corp.	725,400	29,306
Symantec Corp.	1,505,700	37,296
Total		77,795

Specialty Retail 1.20%

GameStop Corp. Class A	961,400	33,889
Lowe’s Cos., Inc.	707,300	47,927
Total		81,816

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT AFFILIATED FUND, INC. January 31, 2015

Investments	Shares	Fair Value (000)
Technology Hardware, Storage & Peripherals 3.25%

Apple, Inc.	1,302,125	$152,557
Hewlett-Packard Co.	1,916,100	69,229
Total		221,786

Tobacco 2.62%

Altria Group, Inc.	2,910,849	154,566
Philip Morris International, Inc.	300,700	24,128
Total		178,694
Total Common Stocks (cost $6,263,990,668)		6,790,897

	Principal Amount (000)
SHORT-TERM INVESTMENT 0.48%

Repurchase Agreement

Repurchase Agreement dated 1/30/2015, Zero Coupon due 2/2/2015 with Fixed Income Clearing Corp. collateralized by $6,790,000 of U.S. Treasury Note at 0.75% due 3/31/2018; $1,450,000 of U.S. Treasury Note at 1.25% due 4/30/2019 and $25,000,000 of U.S. Treasury Note at 1.50% due 3/31/2019; value: $33,805,512; proceeds: $33,140,964 (cost $33,140,964)	$33,141	33,141
Total Investments in Securities 100.07% (cost $6,297,131,632)		6,824,038

Liabilities in Excess of Other Assets(b) (0.07)%		(4,942)

Net Assets 100.00%		$6,819,096

(a)	Foreign security traded in U.S. dollars.
(b)	Liabilities in Excess of Other Assets include net unrealized depreciation on futures contracts as follows:

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT AFFILIATED FUND, INC. January 31, 2015

Open Futures Contracts at January 31, 2015:

Type	Expiration	Contracts	Position	Fair Value	Unrealized Depreciation
E-Mini S&P 500 Index	March 2015	274	Long	$27,241,080	$(631,680)

The following is a summary of the inputs used as of January 31, 2015 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)		Level 2 (000)		Level 3 (000)		Total (000)
Common Stocks		$6,790,897		$—		$—		$6,790,897
Repurchase Agreement		—		33,141		—		33,141
Total		$6,790,897		$33,141		$—		$6,824,038
Other Financial Instruments
Futures Contracts
Assets	$		$		$		$
Liabilities		(632)		—		—		(632)
Total		$(632)		$—		$—		$(632)

(1)	Refer to Note 2(f) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no level transfers during the period ended January 31, 2015.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1.	ORGANIZATION

Lord Abbett Affiliated Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund was organized in 1934 and was reincorporated under Maryland law on November 26, 1975.

The Fund’s investment objective is long-term growth of capital and income without excessive fluctuations in market value.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation-Under procedures approved by the Fund’s Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Exchange traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and employs techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions-Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)	Foreign Transactions-The books and records of each Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in each Fund’s records at the rate prevailing when earned or recorded.

(d)	Futures Contracts-The Fund may purchase and sell index futures contracts to manage cash, or as a substitute position in lieu of holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by the Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. The Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

(e)	Repurchase Agreements-The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

Notes to Schedule of Investments (unaudited)(concluded)

(f)	Fair Value Measurements-Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 - unadjusted quoted prices in active markets for identical investments;

•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments as of January 31, 2015 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the period then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	FEDERAL TAX INFORMATION

As of January 31, 2015, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$6,308,046,279
Gross unrealized gain	760,124,731
Gross unrealized loss	(244,133,032)
Net unrealized security gain	$515,991,699

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of certain securities and wash sales.

4.	DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

The Fund entered into E-Mini S&P 500 Index futures contracts for the period ended January 31, 2015 (as described in note 2(d)) to manage cash. The Fund bears the risk that the underlying index will move unexpectedly, in which case the Fund may realize a loss. There is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default. As of January 31, 2015, the Fund had futures contracts with a cumulated unrealized depreciation of $(631,680), which is included on the Schedule of Investments.

Item 2:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:	Exhibits.

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT AFFILIATED FUND, INC.

	By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: March 26, 2015

	By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: March 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

	By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: March 26, 2015

	By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: March 26, 2015